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PRIME VALUE OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, PRIME VALUE MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
PROSPECTUS

The Institutional Service Shares (formerly, Class B Shares) of Prime Value Obligations Fund (formerly, Prime Value Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997

TABLE OF CONTENTS

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SUMMARY OF FUND EXPENSES                                                       1

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FINANCIAL HIGHLIGHTS--INSTITUTIONAL

  SERVICE SHARES                                                               2

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GENERAL INFORMATION                                                            3

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INVESTMENT INFORMATION                                                         3

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  Investment Objective                                                         3

  Investment Policies                                                          3

  Investment Risks                                                             6

  Investment Limitations                                                       6

FUND INFORMATION                                                               7

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  Management of the Fund                                                       7

  Distribution of Institutional Service Shares  8

  Administration of the Fund                                                   8

NET ASSET VALUE                                                                9

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HOW TO PURCHASE SHARES                                                         9

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HOW TO REDEEM SHARES                                                          10

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ACCOUNT AND SHARE INFORMATION                                                 11

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TAX INFORMATION                                                               12

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  Federal Income Tax                                                          12

  State and Local Taxes                                                       12

OTHER CLASSES OF SHARES                                                       12

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PERFORMANCE INFORMATION                                                       13

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LAST MEETING OF SHAREHOLDERS                                                  14

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FINANCIAL HIGHLIGHTS--

  INSTITUTIONAL SHARES                                                        15

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FINANCIAL HIGHLIGHTS--

  INSTITUTIONAL CAPITAL SHARES                                                16

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FINANCIAL STATEMENTS                                                          17

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REPORT OF ERNST & YOUNG LLP,

  INDEPENDENT AUDITORS                                                        31

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ADDRESSES                                                                     32

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SUMMARY OF FUND EXPENSES

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                          INSTITUTIONAL SERVICE SHARES

                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)........     None
Maximum Sales Charge Imposed on Reinvested Dividends

  (as a percentage of offering price)................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or

  redemption proceeds, as applicable)................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)...................     None
Exchange Fee.........................................................................     None

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)

Management Fee (after waiver)(1).....................................................    0.05%
12b-1 Fee............................................................................     None
Total Other Expenses.................................................................    0.38%

  Shareholder Services Fee...................................................   0.25%
Total Operating Expenses(2)..........................................................    0.43%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses in the table above are based on expenses expected during the fiscal year ending January 31, 1998. The total Institutional Service Shares operating expenses were 0.41% for fiscal year ended January 31, 1997 and would have been 0.57% absent the voluntary waiver of a portion of the management fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)

  redemption at the end of each time period.............     $4        $14        $24        $ 54



  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PRIME VALUE OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

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(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent
Auditors on page 31.


                                                               YEAR ENDED JANUARY 31,

                                                      ----------------------------------------
                                                       1997       1996       1995      1994(a)
                                                      ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------------
  Net investment income                                 0.05       0.06       0.04       0.01
--------------------------------------------------
LESS DISTRIBUTIONS

--------------------------------------------------
  Distributions from net investment income             (0.05)     (0.06)     (0.04)     (0.01)
--------------------------------------------------    ------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD                        $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------    ------     ------     ------     -------
TOTAL RETURN (B)                                        5.15%      5.84%      4.26%      1.26%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------
  Expenses                                              0.41%      0.42%      0.34%      0.32% *
--------------------------------------------------
  Net investment income                                 5.05%      5.68%      3.95%      2.98% *
--------------------------------------------------
  Expense waiver/reimbursement (c)                      0.16%      0.08%      0.16%      0.29% *
--------------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------------
  Net assets, end of period (000 omitted)             $18,415    $20,372    $21,739    $17,504
--------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from September 1, 1993 (date of initial public offering) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

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The Trust was established as a Massachusetts business trust under a
Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

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INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

     - short-term credit facilities;

     - asset-backed securities;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;

     - other money market instruments; and

     - obligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

     SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund may not:

     - borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or

     - purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

     The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

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MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:


                          AVERAGE AGGREGATE

MAXIMUM FEE                DAILY NET ASSETS

------------     ------------------------------------

   0.15%              on the first $250 million
   0.125%              on the next $250 million
   0.10%               on the next $250 million
   0.075%        on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Value Obligations Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Value Obligations Fund--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request.
Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of March 10, 1997, Hare & Co., New York, organized in the state of New York owned 56.48% and Benchmark Cable Acquis Fund VII, Palm Coast, organized in the state of Florida owned 32.26% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

--------------------------------------------------------------------------------

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

LAST MEETING OF SHAREHOLDERS

--------------------------------------------------------------------------------



A Special Meeting of Prime Value Money Market Fund, a portfolio of Lehman Brothers Institutional Funds Group Trust was held on November 13, 1996. On October 11, 1996, the record date for shareholders voting at the meeting, there were 642,034,343 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:


                                                                                     WITHHELD

          AGENDA ITEM                  FOR            AGAINST        ABSTAIN     AUTHORITY TO VOTE

-------------------------------  ---------------   --------------   ---------    -----------------

1. Approval of the Investment
Advisory Agreement between
Federated Management and the

Trust with respect to the Fund       387,845,946       18,056,722      -0-             -0-

2. Election of Trustees

John F. Donahue                      402,628,122        -0-            -0-             3,274,546
Thomas G. Bigley                     402,628,122        -0-            -0-             3,274,546
John T. Conroy, Jr.                  402,628,122        -0-            -0-             3,274,546
William J. Copeland                  402,628,122        -0-            -0-             3,274,546
J. Christopher Donahue               402,628,122        -0-            -0-             3,274,546
James E. Dowd                        402,628,122        -0-            -0-             3,274,546
Lawrence D. Ellis, M.D.              402,628,122        -0-            -0-             3,274,546
Edward L. Flaherty, Jr.              402,628,122        -0-            -0-             3,274,546
Peter E. Madden                      402,628,122        -0-            -0-             3,274,546
Gregor F. Meyer                      402,628,122        -0-            -0-             3,274,546
John E. Murray, Jr.                  402,628,122        -0-            -0-             3,274,546
Wesley W. Posvar                     402,628,122        -0-            -0-             3,274,546
Marjorie P. Smuts                    402,628,122        -0-            -0-             3,274,546

3. Approval of a change to a
  fundamental investment
  limitation concerning
  industry concentration of

  investment                         402,609,351        3,285,526       7,790          -0-




PRIME VALUE OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                              YEAR ENDED JANUARY 31,

                                                    -------------------------------------------
                                                     1997        1996        1995       1994(a)
                                                    ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00      $ 1.00      $ 1.00      $ 1.00
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------------
  Net investment income                               0.05        0.06        0.04        0.03
-----------------------------------------------
LESS DISTRIBUTIONS

-----------------------------------------------
  Distributions from net investment income           (0.05)      (0.06)      (0.04)      (0.03)
-----------------------------------------------     ------      ------      ------      -------
NET ASSET VALUE, END OF PERIOD                      $ 1.00      $ 1.00      $ 1.00      $ 1.00
-----------------------------------------------     ------      ------      ------      -------
TOTAL RETURN (B)                                      5.41%       6.10%       4.51%       3.21%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------------
  Expenses                                            0.16%       0.17%       0.09%       0.07% *
-----------------------------------------------
  Net investment income                               5.29%       5.93%       4.20%       3.23% *
-----------------------------------------------
  Expense waiver/reimbursement (c)                    0.15%       0.08%       0.16%       0.29% *
-----------------------------------------------
SUPPLEMENTAL DATA

-----------------------------------------------
  Net assets, end of period (000 omitted)           $387,994    $2,754,390  $1,470,317  $3,981,184
-----------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                              PERIOD ENDED

                                                                               JANUARY 31,
                                                                                 1997(a)

                                                                              -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $  1.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-------------------------------------------------------------------------
  Net investment income                                                             0.05

-------------------------------------------------------------------------
LESS DISTRIBUTIONS

-------------------------------------------------------------------------
  Distributions from net investment income                                         (0.05)

-------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                   $  1.00
-------------------------------------------------------------------------        -------
TOTAL RETURN (B)                                                                    5.26%

-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-------------------------------------------------------------------------
  Expenses                                                                          0.28%

-------------------------------------------------------------------------
  Net investment income                                                             5.17%

-------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                  0.31%

-------------------------------------------------------------------------
SUPPLEMENTAL DATA

-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $20,006
-------------------------------------------------------------------------

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS

JANUARY 31, 1997

--------------------------------------------------------------------------------



 PRINCIPAL

  AMOUNT                                                                                VALUE

-----------         --------------------------------------------------------------   ------------
ASSET-BACKED SECURITIES--0.5%

----------------------------------------------------------------------------------
                    FINANCE--AUTOMOTIVE--0.5%

                    --------------------------------------------------------------
$ 2,232,251         Nationsbank Auto Owner Trust 1996-A, 5.776%, 8/15/1997           $  2,233,270
                    --------------------------------------------------------------   ------------
CERTIFICATES OF DEPOSIT--7.0%

----------------------------------------------------------------------------------
                    BANKING--7.0%

                    --------------------------------------------------------------
  5,000,000         Bank of Scotland, Edinburgh, 5.480%, 6/13/1997                      5,000,178
                    --------------------------------------------------------------
  5,000,000         Svenska Handelsbanken, Inc., (Guaranteed by Svenska

                    Handelsbanken, Stockholm), 5.430%, 5/5/1997                         5,000,222

                    --------------------------------------------------------------
 20,000,000         Toronto-Dominion Bank, 5.467%, 3/27/1997                           20,003,020
                    --------------------------------------------------------------   ------------
                    TOTAL CERTIFICATES OF DEPOSIT                                      30,003,420

                    --------------------------------------------------------------   ------------
CORPORATE NOTES--5.0%

----------------------------------------------------------------------------------
                    BANKING--0.4%

                    --------------------------------------------------------------
  2,000,000     (b) SALTS III Cayman Island Corp., (Bankers Trust International,
                    PLC Swap Agreement), 5.788%, 7/23/1997                              2,000,000

                    --------------------------------------------------------------   ------------
                    BROKERAGE--1.2%

                    --------------------------------------------------------------
  5,000,000     (b) Goldman Sachs Group, LP, 5.563%, 4/28/1997                          5,000,000
                    --------------------------------------------------------------   ------------
                    FINANCE--AUTOMOTIVE--3.4%

                    --------------------------------------------------------------
 10,000,000         Ford Credit Auto Lease Trust 1996-1, 5.451%, 11/15/1997             9,999,213
                    --------------------------------------------------------------
  4,405,129         Olympic Automobile Receivables Trust 1996-D, 5.430%,

                    12/15/1997                                                          4,405,129

                    --------------------------------------------------------------   ------------
                    Total                                                              14,404,342

                    --------------------------------------------------------------   ------------
                    TOTAL CORPORATE NOTES                                              21,404,342

                    --------------------------------------------------------------   ------------
(A) COMMERCIAL PAPER--54.5%

----------------------------------------------------------------------------------
                    BANKING--11.0%

                    --------------------------------------------------------------
  2,000,000         Bank of Nova Scotia, Toronto, 5.439%, 3/13/1997                     1,988,089
                    --------------------------------------------------------------
  5,000,000         Commonwealth Bank of Australia, Sydney, 5.520%-5.540%,

                    7/21/1997-7/24/1997                                                 4,872,030

                    --------------------------------------------------------------
 30,000,000         Den Danske Bank A/S, 5.398%, 2/11/1997                             29,955,750
                    --------------------------------------------------------------

PRIME VALUE OBLIGATIONS FUND

--------------------------------------------------------------------------------



 PRINCIPAL

  AMOUNT                                                                                VALUE

-----------         --------------------------------------------------------------   ------------
(A) COMMERCIAL PAPER--CONTINUED

----------------------------------------------------------------------------------
                    BANKING--CONTINUED

                    --------------------------------------------------------------
$ 5,000,000         Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank,
                    AG), 5.404%, 3/12/1997                                           $  4,971,129
                    --------------------------------------------------------------
  5,000,000         Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto-
                    Dominion Bank), 5.457%, 6/13/1997                                   4,902,650

                    --------------------------------------------------------------   ------------
                    Total                                                              46,689,648

                    --------------------------------------------------------------   ------------
                    BROKERAGE--1.2%

                    --------------------------------------------------------------
  5,000,000         Merrill Lynch & Co., Inc., 5.382%, 3/5/1997                         4,976,400
                    --------------------------------------------------------------   ------------
                    CHEMICALS--1.2%

                    --------------------------------------------------------------
  5,000,000         Du Pont (E.I.) de Nemours & Co., 5.446%, 2/19/1997                  4,986,625
                    --------------------------------------------------------------   ------------
                    ELECTRICAL EQUIPMENT--5.1%

                    --------------------------------------------------------------
  5,000,000         Whirlpool Corp., 5.474%, 3/11/1997                                  4,971,500
                    --------------------------------------------------------------
 17,000,000         Whirlpool Financial Corp., (Whirlpool Corp. Support

                    Agreement), 5.474%-5.476%, 2/18/1997-2/25/1997                     16,946,900

                    --------------------------------------------------------------   ------------
                    Total                                                              21,918,400

                    --------------------------------------------------------------   ------------
                    FINANCE--AUTOMOTIVE--8.8%

                    --------------------------------------------------------------
 15,000,000         Ford Motor Credit Corp., 5.393%, 2/4/1997                          14,993,363
                    --------------------------------------------------------------
 23,000,000         General Motors Acceptance Corp., 5.453%-5.569%,

                    4/7/1997-5/23/1997                                                 22,722,695

                    --------------------------------------------------------------   ------------
                    Total                                                              37,716,058

                    --------------------------------------------------------------   ------------
                    FINANCE--COMMERCIAL--21.4%

                    --------------------------------------------------------------
 23,000,000         Asset Securitization Cooperative Corp., 5.359%-5.418%,

                    2/14/1997-3/18/1997                                                22,904,037

                    --------------------------------------------------------------
 12,000,000         Beta Finance, Inc., 5.373%-5.444%, 2/19/1997-5/19/1997             11,913,562
                    --------------------------------------------------------------
  5,000,000         CIESCO, Inc., 5.575%, 4/1/1997                                      4,955,422
                    --------------------------------------------------------------
 10,000,000         CIT Group Holdings, Inc., 5.381%, 3/4/1997                          9,954,275
                    --------------------------------------------------------------
 10,000,000         Falcon Asset Securitization Corp., 5.373%, 2/19/1997                9,973,500
                    --------------------------------------------------------------
 10,000,000         General Electric Capital Corp., 5.432%-5.442%,

                    5/30/1997-6/6/1997                                                  9,821,289

                    --------------------------------------------------------------
 15,000,000         Greenwich Funding Corp., 5.378%-5.446%, 2/26/1997-6/12/1997        14,857,674

                    --------------------------------------------------------------

PRIME VALUE OBLIGATIONS FUND

--------------------------------------------------------------------------------



 PRINCIPAL

  AMOUNT                                                                                VALUE

-----------         --------------------------------------------------------------   ------------
(A) COMMERCIAL PAPER--CONTINUED

----------------------------------------------------------------------------------
                    FINANCE--COMMERCIAL--CONTINUED

                    --------------------------------------------------------------
$ 7,000,000         PREFCO-Preferred Receivables Funding Co., 5.390%-5.412%,

                    2/28/1997-4/17/1997                                              $  6,950,665
                    --------------------------------------------------------------   ------------
                    Total                                                              91,330,424

                    --------------------------------------------------------------   ------------
                    FINANCE--RETAIL--3.5%

                    --------------------------------------------------------------
  5,000,000         Household Finance Corp., 5.412%, 3/11/1997                          4,971,817
                    --------------------------------------------------------------
 10,000,000         McKenna Triangle National Corp., 5.374%, 2/21/1997                  9,970,556
                    --------------------------------------------------------------   ------------
                    Total                                                              14,942,373

                    --------------------------------------------------------------   ------------
                    PHARMACEUTICALS AND HEALTH CARE--2.3%

                    --------------------------------------------------------------
 10,000,000         Glaxo Wellcome PLC, 5.373%, 2/25/1997                               9,964,667
                    --------------------------------------------------------------   ------------
                    TOTAL COMMERCIAL PAPER                                            232,524,595

                    --------------------------------------------------------------   ------------
(C) NOTES--VARIABLE--20.9%

----------------------------------------------------------------------------------
                    BANKING--14.8%

                    --------------------------------------------------------------
 13,620,000         500 South Front St. L.P., Series A, (Huntington National Bank,
                    Columbus, OH LOC), 5.530%, 2/6/1997                                13,620,000

                    --------------------------------------------------------------
  1,780,000         Alabama State IDA, (Nichols Research Corp.), (SouthTrust Bank
                    of Alabama, Birmingham LOC), 5.580%, 2/28/1997                      1,780,000

                    --------------------------------------------------------------
  1,975,000         Athens-Clarke County, GA IDA, Barrett Project (Series 1995),
                    (Columbus Bank and Trust Co., GA LOC), 5.730%, 2/6/1997             1,975,000

                    --------------------------------------------------------------
  3,400,000         Blackwell Investments, Inc., (Bank One, Louisiana, LOC),

                    5.580%, 2/6/1997                                                    3,400,000

                    --------------------------------------------------------------
  2,500,000         Carmel, IN, Telamon Corp Series A, (Huntington National Bank,
                    Columbus, OH LOC), 5.630%, 2/6/1997                                 2,500,000

                    --------------------------------------------------------------
  1,100,000         Carmel, IN, Telamon Corp Series B, (Huntington National Bank,
                    Columbus, OH LOC), 5.630%, 2/6/1997                                 1,100,000

                    --------------------------------------------------------------
  2,060,000         Congregate Care Corp., (Union Bank of California LOC), 5.688%,
                    2/5/1997                                                            2,060,000
                    --------------------------------------------------------------
  6,000,000         Dellridge Care Center Limited Partnership, Series 1997, (First
                    National Bank of Maryland, Baltimore LOC), 5.480%, 2/5/1997         6,000,000

                    --------------------------------------------------------------

PRIME VALUE OBLIGATIONS FUND

--------------------------------------------------------------------------------



 PRINCIPAL

  AMOUNT                                                                                VALUE

-----------         --------------------------------------------------------------   ------------
(C) NOTES--VARIABLE--CONTINUED

----------------------------------------------------------------------------------
                    BANKING--CONTINUED

                    --------------------------------------------------------------
$ 5,000,000         International Processing Corp, (Bank One, Kentucky, Louisville
                    LOC), 5.580%, 2/6/1997                                           $  5,000,000
                    --------------------------------------------------------------
  4,500,000         Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC),
                    5.492%, 2/3/1997                                                    4,500,000
                    --------------------------------------------------------------
    850,000         Pelham City, IDB, (Columbus Bank and Trust Co., GA LOC),

                    5.730%, 2/6/1997                                                      850,000

                    --------------------------------------------------------------
  1,315,000         Pelham City, IDB, (Columbus Bank and Trust Co., GA LOC),

                    5.730%, 2/6/1997                                                    1,315,000

                    --------------------------------------------------------------
 15,000,000         SMM Trust, Series 1996-U, (Morgan Guaranty Trust Co., New York
                    Swap Agreement), 5.425%, 2/20/1997                                 15,000,000

                    --------------------------------------------------------------
  1,235,000         Southeast Regional Holdings, LLC, (Series 1995-A), (Columbus
                    Bank and Trust Co., GA LOC), 5.730%, 2/6/1997                       1,235,000

                    --------------------------------------------------------------
  1,650,000         Sylacuaga, AL IDB, Parker Fertilizer Project Series 1992,
                    (SouthTrust Bank of Alabama, Birmingham LOC), 5.580%, 2/4/1997      1,650,000

                    --------------------------------------------------------------
  1,132,000         Westcourt, (Bank One, Texas N.A. LOC), 5.580%, 2/6/1997             1,132,000
                    --------------------------------------------------------------   ------------
                    Total                                                              63,117,000

                    --------------------------------------------------------------   ------------
                    FINANCE--EQUIPMENT--1.2%

                    --------------------------------------------------------------
  5,000,000         Comdisco, Inc., 144A Notes, 5.600%, 2/26/1997                       5,000,000
                    --------------------------------------------------------------
                    INSURANCE--4.9%

                    --------------------------------------------------------------
 21,000,000         General American Life Insurance Co., 5.638%, 2/21/1997             21,000,000
                    --------------------------------------------------------------   ------------
                    TOTAL NOTES--VARIABLE                                              89,117,000

                    --------------------------------------------------------------   ------------
SHORT-TERM MUNICIPAL--0.2%

----------------------------------------------------------------------------------
  1,000,000         Colorado Health Facilities Authority, Series B, (Bank One,
                    Colorado LOC), 5.580%, 2/1/1997                                     1,000,000
                    --------------------------------------------------------------   ------------
(D) REPURCHASE AGREEMENTS--11.7%

----------------------------------------------------------------------------------
 10,000,000         Bear, Stearns and Co., 5.580%, dated 1/31/1997, due 2/3/1997       10,000,000
                    --------------------------------------------------------------
  4,800,000         Daiwa Securities America, Inc., 5.580%, dated 1/31/1997, due
                    2/3/1997                                                            4,800,000
                    --------------------------------------------------------------

PRIME VALUE OBLIGATIONS FUND

--------------------------------------------------------------------------------



 PRINCIPAL

  AMOUNT                                                                                VALUE

-----------         --------------------------------------------------------------   ------------
(D) REPURCHASE AGREEMENTS--CONTINUED

----------------------------------------------------------------------------------
$10,000,000         Fuji Government Securities, Inc., 5.590%, dated 1/31/1997, due
                    2/3/1997                                                         $ 10,000,000
                    --------------------------------------------------------------
 10,000,000         PaineWebber Group, Inc., 5.570%, dated 1/31/1997, due 2/3/1997     10,000,000
                    --------------------------------------------------------------
 15,000,000         UBS Securities, Inc., 5.530%, dated 1/31/1997, due 2/3/1997        15,000,000
                    --------------------------------------------------------------   ------------
                    TOTAL REPURCHASE AGREEMENTS                                        49,800,000

                    --------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                         $426,082,627

                    --------------------------------------------------------------   ------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1997, these securities amounted to $7,000,000 which represents 1.6% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($426,415,272) at January 31, 1997.

The following acronyms are used throughout this portfolio:


IDA -- Industrial Development Authority IDB -- Industrial Development
Bond LOC -- Letter of Credit LLC -- Limited Liability Corporation LP
-- Limited Partnership PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1997

--------------------------------------------------------------------------------




ASSETS:

--------------------------------------------------------------------------------
Investments in repurchase agreements                                $ 49,800,000
-----------------------------------------------------------------
Investments in securities                                            376,282,627

-----------------------------------------------------------------   ------------
Total investments in securities, at amortized cost and value                        $426,082,627
--------------------------------------------------------------------------------
Cash                                                                                  17,538,737

--------------------------------------------------------------------------------
Income receivable                                                                        957,254

--------------------------------------------------------------------------------
Receivable for shares sold                                                            11,940,174

--------------------------------------------------------------------------------    ------------
     Total assets                                                                    456,518,792

--------------------------------------------------------------------------------
LIABILITIES:

--------------------------------------------------------------------------------
Payable for shares redeemed                                           29,491,686

-----------------------------------------------------------------
Income distribution payable                                              556,694

-----------------------------------------------------------------
Accrued expenses                                                          55,140

-----------------------------------------------------------------   ------------
     Total liabilities                                                                30,103,520

--------------------------------------------------------------------------------    ------------
NET ASSETS for 426,415,272 shares outstanding                                       $426,415,272
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

--------------------------------------------------------------------------------
INSTITUTIONAL SHARES:

$387,994,460 / 387,994,460 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:

$18,414,808 / 18,414,808 shares outstanding                                                $1.00
--------------------------------------------------------------------------------    ------------
INSTITUTIONAL CAPITAL SHARES:

$20,006,004 / 20,006,004 shares outstanding                                                $1.00
--------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND

STATEMENT OF OPERATIONS

YEAR ENDED JANUARY 31, 1997

--------------------------------------------------------------------------------



INVESTMENT INCOME:

----------------------------------------------------------------------------------------
Interest                                                                                    $59,108,397

----------------------------------------------------------------------------------------
EXPENSES:

----------------------------------------------------------------------------------------
Investment advisory fee                                                      $ 2,168,544
-------------------------------------------------------------------------
Administrative personnel and services fee                                        836,561

-------------------------------------------------------------------------
Custodian fees                                                                   122,910

-------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                         170,442
-------------------------------------------------------------------------
Directors'/Trustees' fees                                                         23,877

-------------------------------------------------------------------------
Auditing fees                                                                     12,574

-------------------------------------------------------------------------
Legal fees                                                                        12,320

-------------------------------------------------------------------------
Portfolio accounting fees                                                         33,950

-------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                           40,369

-------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                            13,283

-------------------------------------------------------------------------
Shareholder services fee--Institutional Capital Shares                               137

-------------------------------------------------------------------------
Printing and postage                                                               9,030

-------------------------------------------------------------------------
Miscellaneous                                                                     45,315

-------------------------------------------------------------------------    -----------
    Total expenses                                                             3,489,312

-------------------------------------------------------------------------
Waivers and reimbursements--

-------------------------------------------------------------------------
  Waiver of investment advisory fee                             $(899,781)

-------------------------------------------------------------
  Waiver of administrative personnel and services fee            (684,170)
-------------------------------------------------------------
  Waiver of custodian fees                                        (95,495)

-------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Capital
    Shares                                                            (82)

-------------------------------------------------------------   ---------
    Total waivers                                                             (1,679,528)

-------------------------------------------------------------------------    -----------
         Net expenses                                                                         1,809,784

----------------------------------------------------------------------------------------    -----------
              Net investment income                                                          57,298,613

----------------------------------------------------------------------------------------    -----------
Net realized loss on investments                                                             (1,090,952)

----------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                     $56,207,661
----------------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                                    YEAR ENDED JANUARY 31,

                                                             ------------------------------------
                                                                   1997                1996
                                                             ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:

----------------------------------------------------------
OPERATIONS--

----------------------------------------------------------
Net investment income                                        $     57,298,613    $    171,047,983
----------------------------------------------------------
Net realized gain (loss) on investments                            (1,090,952)             85,517
----------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from operations                56,207,661         171,133,500
----------------------------------------------------------   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS--

----------------------------------------------------------
Distributions from net investment income:

----------------------------------------------------------
  Institutional Shares                                            (56,210,350)       (169,378,776)
----------------------------------------------------------
  Institutional Service Shares                                     (1,082,127)         (1,669,207)
----------------------------------------------------------
  Institutional Capital Shares                                         (6,136)                 --
----------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from distributions to

     shareholders                                                 (57,298,613)       (171,047,983)
----------------------------------------------------------   ----------------    ----------------
CAPITAL CONTRIBUTION                                                1,330,378                  --
----------------------------------------------------------   ----------------    ----------------
SHARE TRANSACTIONS--

----------------------------------------------------------
Proceeds from sale of shares                                   19,361,183,773      48,234,564,251
----------------------------------------------------------
Net asset value of shares issued to shareholders in

payment of distributions declared                                  26,082,775          59,367,107
----------------------------------------------------------
Cost of shares redeemed                                       (21,735,853,130)    (47,011,310,081)
----------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from share

       transactions                                            (2,348,586,582)      1,282,621,277
----------------------------------------------------------   ----------------    ----------------
          Change in net assets                                 (2,348,347,156)      1,282,706,794
----------------------------------------------------------
NET ASSETS:

----------------------------------------------------------
Beginning of period                                             2,774,762,428       1,492,055,634
----------------------------------------------------------   ----------------    ----------------
End of period                                                $    426,415,272    $  2,774,762,428
----------------------------------------------------------   ----------------    ----------------

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997

--------------------------------------------------------------------------------


(1) ORGANIZATION

Money Market Obligations Trust II (the "Trust"), (formerly Lehman Brothers Institutional Funds Group Trust) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Value Obligations Fund (the "Fund"), (formerly Prime Value Money Market Fund). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Institutional Shares
(formerly, Class A Shares), Institutional Service Shares (formerly, Class B Shares) and Institutional Capital Shares (formerly, Class E Shares).

As of November 15, 1996, the Fund's Class C Shares were no longer operational.

The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

PRIME VALUE OBLIGATIONS FUND

--------------------------------------------------------------------------------


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted Securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at January 31, 1997 is as follows:


                                                                    ACQUISITION     ACQUISITION

                              SECURITY                                 DATE            COST

    -------------------------------------------------------------   -----------     -----------
    SALTS III Cayman Island Corp.                                      1/21/97      $2,000,000
    Goldman Sachs Group, LP                                            1/27/97      $5,000,000


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares.

PRIME VALUE OBLIGATIONS FUND

--------------------------------------------------------------------------------


Transactions in shares were as follows:


                                                                   YEAR ENDED JANUARY 31,

                                                             -----------------------------------
                                                                  1997                1996
                                                             ---------------     ---------------
                   INSTITUTIONAL SHARES

----------------------------------------------------------
Shares sold                                                   19,036,179,355      47,981,427,671

----------------------------------------------------------
Shares issued to shareholders in payment of distributions

declared                                                          26,074,950          59,366,207
----------------------------------------------------------
Shares redeemed                                              (21,428,886,085)    (46,756,804,775)
----------------------------------------------------------   ---------------     ---------------
     Net change resulting from Institutional Share

     transactions                                             (2,366,631,780)      1,283,989,103
----------------------------------------------------------   ---------------     ---------------


                                                                   YEAR ENDED JANUARY 31,

                                                             -----------------------------------
                                                                  1997                1996
                                                             ---------------     ---------------
               INSTITUTIONAL SERVICE SHARES

----------------------------------------------------------
Shares sold                                                      305,004,232         253,136,580
----------------------------------------------------------
Shares issued to shareholders in payment of distributions

declared                                                               2,107                 900
----------------------------------------------------------
Shares redeemed                                                 (306,966,945)       (254,505,306)
----------------------------------------------------------   ---------------     ---------------
     Net change resulting from Institutional Service Share

     transactions                                                 (1,960,606)         (1,367,826)
----------------------------------------------------------   ---------------     ---------------

PRIME VALUE OBLIGATIONS FUND

--------------------------------------------------------------------------------



                                                                       YEAR ENDED JANUARY 31,

                                                                     --------------------------
                                                                        1997            1996
                                                                     -----------     ----------
                   INSTITUTIONAL CAPITAL SHARES

------------------------------------------------------------------
Shares sold                                                           20,000,186             --
------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared         5,718             --
------------------------------------------------------------------
Shares redeemed                                                               --             --
------------------------------------------------------------------   -----------     ----------
     Net change resulting from Institutional Capital Shares

     transactions                                                     20,005,904             --
------------------------------------------------------------------   -----------     ----------


                                                                     YEAR ENDED JANUARY 31,

                                                                --------------------------------
                                                                   1997(A)             1996
                                                                --------------     -------------
                       CLASS C SHARES

-------------------------------------------------------------
Shares sold                                                                 --                --
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions

declared                                                                    --                --
-------------------------------------------------------------
Shares redeemed                                                           (100)               --
-------------------------------------------------------------   --------------     -------------
     Net change resulting from Class C Share transactions                 (100)               --
-------------------------------------------------------------   --------------     -------------
          Net change resulting from Fund share transactions     (2,348,586,582)    1,282,621,277
-------------------------------------------------------------   --------------     -------------

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Management became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management (the "former Adviser") served as the Fund's investment adviser.

For the period ended January 31, 1997 the advisers earned fees as follows:


                                 AMOUNT OF       AMOUNT OF

          ADVISERS              FEE EARNED      FEE WAIVED

----------------------------    -----------     -----------
Federated Management            $  202,835       $ 166,441
Lehman Brothers Global Asset

  Management                    $1,965,709       $ 733,340




PRIME VALUE OBLIGATIONS FUND

--------------------------------------------------------------------------------


CAPITAL CONTRIBUTION--The former Adviser made a capital contribution to the Fund, during the period ended November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance carried by the Fund.

These transactions resulted in a permanent book and tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. FServ became the Fund's administrator on November 15, 1996. Prior to November 15, 1996, First Data Investors Services Group ("FDISG") served as the Fund's administrator. For the period ended January 31, 1997 the administrators earned fees as follows:


                    AMOUNT OF FEE      AMOUNT OF FEE
 ADMINISTRATORS         EARNED             WAIVED

----------------    --------------     --------------
FServ                  $ 78,894           $      0
FDISG                  $757,667           $684,170


DISTRIBUTION SERVICES FEE--Pursuant to Rule 12b-1 under the Act, as amended, the Fund, had adopted Distribution Agreements (the "Plans") to compensate certain institutional investors who provided services to the Fund's shareholders. All such Plans were terminated effective November 15, 1996. Prior to November 15, 1996, Lehman Brothers Inc., acted as the Fund's distributor.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. There is no present intention of paying or accruing the Shareholder Services Fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. FSS became the Fund's shareholder servicing agent on November 15, 1996.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC became the Fund's transfer and dividend disbursing agent on November 15, 1996. Prior to November 15, 1996, FDISG served as the Fund's transfer and dividend disbursing agent.

PRIME VALUE OBLIGATIONS FUND

--------------------------------------------------------------------------------


For the period ended January 31, 1997 the transfer and dividend disbursing agents earned fees as follows:


 TRANSFER AND DIVIDEND

   DISBURSING AGENTS        AMOUNT OF FEE EARNED

------------------------    ---------------------
FSSC                              $   7,436
FDISG                             $ 163,006

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ became the Fund's portfolio accountant on November 15, 1996.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Shareholders and Trustees of

PRIME VALUE OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Value Obligations Fund, formerly Prime Value Money Market Fund (a portfolio of Money Market Obligations Trust II, formerly a Portfolio of Lehman Brothers Institutional Funds Group Trust) as of January 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Value Obligations Fund at January 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

March 14, 1997

ADDRESSES

--------------------------------------------------------------------------------




Prime Value Obligations Fund

                Institutional Service Shares                 Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779

------------------------------------------------------------------------------------------------
Distributor

                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779

------------------------------------------------------------------------------------------------
Investment Advisor

                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779

------------------------------------------------------------------------------------------------
Custodian

                State Street Bank and Trust Company          P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600

------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent

                Federated Shareholder Services Company       P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600

------------------------------------------------------------------------------------------------
Independent Auditors

                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219

------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           PRIME VALUE OBLIGATIONS
                                           FUND
                                           (FORMERLY, PRIME VALUE MONEY MARKET
                                           FUND)
                                           INSTITUTIONAL SERVICE SHARES
                                           (FORMERLY, CLASS B SHARES)
                                           PROSPECTUS

                                           A Portfolio of Money Market
                                           Obligations Trust II (formerly,
                                           Lehman Brothers
                                           Institutional Funds Group Trust), an
                                           Open-End
                                           Management Investment Company

                                           Prospectus dated March 31, 1997

LOGO

       Cusip 608912804

       G01881-04-SS (3/97)